Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of related party transactions

	2025	2024	2023
	US$’000	US$’000	US$’000
Corporate service fees charged by related parties	8,692	6,887	6,615
Ship management fees charged by a related party	533	808	1,272

	2025	2024	2023
	US$’000	US$’000	US$’000
Interest expense charged by a related party	801	769	—
	801	769	—

Schedule of key management's remuneration

	2025	2024	2023
	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	3,776	3,500	3,333
Post-employment benefits – contributions to defined contribution plans and share-based payment	1,848	1,692	1,859
Directors’ fees	555	585	376
	6,179	5,777	5,568